OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Other Non-current Assets
Schedule of other non-current assets

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Zimbabwe lithium deposits (i)	256,484	249,440	34,777